UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22095

Morgan Stanley Global Long/Short Fund P

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

The Registrant invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (CIK 0001406731, Investment Company Act file number 811-22094, the “Master Fund”). As of March 31, 2011, the Registrant invested $169,341,669 in the Master Fund, representing 100.42% of the Registrant’s net assets (offset by approximately -0.42% of net liabilities and other assets), and representing 65.68% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of March 31, 2011, in its filing on Form N-Q made with the Securities and Exchange Commission on May 27, 2011.

Notes to Schedule of Investments

Portfolio Valuation

Morgan Stanley Global Long/Short Fund P (the “Fund”) is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Global Long/Short Fund P

By:	/s/ JACQUES CHAPPUIS
Name:	Jacques Chappuis
Title:	Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JACQUES CHAPPUIS
Name:	Jacques Chappuis
Title:	Principal Executive Officer

Date: May 27, 2011

By:	/s/ NOEL LANGLOIS
Name:	Noel Langlois
Title:	Principal Financial Officer

Date: May 27, 2011